Consolidated Statements of Income (USD $) In Thousands, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended
	Jun. 07, 2013	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011
Sales	$ 1,112,872	$ 6,239,562	$ 11,528,886	$ 11,507,572	$ 10,558,636
Cost of products sold	729,537	4,587,791	7,333,416	7,512,783	6,614,259
Gross profit	383,335	1,651,771	4,195,470	3,994,789	3,944,377
Selling, general and administrative expenses	355,552	1,659,745	2,533,819	2,492,482	2,256,739
Operating income	27,783	(7,974)	1,661,651	1,502,307	1,687,638
Interest income/(expense)	32,472	395,432	255,812	258,462	250,112
Other expense, net	(125,638)	105,701	(62,196)	(7,756)	(21,204)
(Loss)/income from continuing operations before income tax	(130,327)	(297,705)	1,343,643	1,236,089	1,416,322
Provision for income taxes	61,097	(231,623)	241,598	244,966	370,817
(Loss)/income from continuing operations	(191,424)	(66,082)	1,102,045	991,123	1,045,505
Net after-tax losses	(1,273)	(5,636)	(74,712)	(51,215)	(39,557)
Net (loss)/income	(192,697)	(71,718)	1,027,333	939,908	1,005,948
Less: Net income attributable to the noncontrolling interest	2,874	5,303	14,430	16,749	16,438
Net income attributable to H. J. Heinz Company	(195,571)	(77,021)	1,012,903	923,159	989,510
Amounts attributable to H. J. Heinz Company common shareholders:
Net income attributable to H. J. Heinz Company	(195,571)	(77,021)	1,012,903	923,159	989,510
Successor [Member]
Sales		6,239,562
Cost of products sold		4,587,791
Gross profit		1,651,771
Selling, general and administrative expenses		1,501,807
Business Combination, Acquisition Related Costs		157,938
Operating income		(7,974)
Interest income		13,071
Interest income/(expense)		408,503
Unrealized loss on derivative instrument		117,934
Other expense, net		(12,233)
(Loss)/income from continuing operations before income tax		(297,705)
Provision for income taxes		(231,623)
(Loss)/income from continuing operations		(66,082)
Net after-tax losses		(5,636)
Net (loss)/income		(71,718)
Less: Net income attributable to the noncontrolling interest		5,303
Net income attributable to H. J. Heinz Company		(77,021)
Amounts attributable to H. J. Heinz Company common shareholders:
Income from continuing operations, net of tax		(71,385)
Loss from discontinued operations, net of tax		(5,636)
Net income attributable to H. J. Heinz Company		(77,021)
Predecessor [Member]
Sales	1,112,872		11,528,886	11,507,572	10,558,636
Cost of products sold	729,537		7,333,416	7,512,783	6,614,259
Gross profit	383,335		4,195,470	3,994,789	3,944,377
Selling, general and administrative expenses	243,364		2,489,005	2,492,482	2,256,739
Business Combination, Acquisition Related Costs	112,188		44,814	0	0
Operating income	27,783		1,661,651	1,502,307	1,687,638
Interest income	2,878		27,795	34,547	22,548
Interest income/(expense)	35,350		283,607	293,009	272,660
Unrealized loss on derivative instrument	0		0	0	0
Other expense, net	(125,638)		(62,196)	(7,756)	(21,204)
(Loss)/income from continuing operations before income tax	(130,327)		1,343,643	1,236,089	1,416,322
Provision for income taxes	61,097		241,598	244,966	370,817
(Loss)/income from continuing operations	(191,424)		1,102,045	991,123	1,045,505
Net after-tax losses	(1,273)		(74,712)	(51,215)	(39,557)
Net (loss)/income	(192,697)		1,027,333	939,908	1,005,948
Less: Net income attributable to the noncontrolling interest	2,874		14,430	16,749	16,438
Net income attributable to H. J. Heinz Company	(195,571)		1,012,903	923,159	989,510
Amounts attributable to H. J. Heinz Company common shareholders:
Income from continuing operations, net of tax	(194,298)		1,087,615	974,374	1,029,067
Loss from discontinued operations, net of tax	(1,273)		(74,712)	(51,215)	(39,557)
Net income attributable to H. J. Heinz Company	$ (195,571)		$ 1,012,903	$ 923,159	$ 989,510